Assets Held for Sale (Tables)	12 Months Ended
Jul. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets held for sale
Net book value	Land	Buildings	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Total
	$	$	$	$	$	$
At July 31, 2021	-	-	-	-	-	-
Business acquisition (Note 15)	1,873	366	274	-	-	2,513
Additions	1,765	10,100	5,756	2,267	393	20,281
Disposals	(974)	(3,246)	-	(14)	-	(4,234)
Impairment loss	(794)	-	(5,185)	(379)	(80)	(6,438)
Loss of control of subsidiary (Note 15)	(508)	(5,938)	-	(241)	(313)	(7,001)
At July 31, 2022	1,362	1,281	845	1,633	-	5,121